Note 4 - Stockholders' Equity - Summary of Outstanding Options (Q1) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Quantity, outstanding (in shares)	67,901	76,064	136,105
Quantity, vested (in shares)	67,901	76,064
Weighted-average exercise price, outstanding (in dollars per share)	$ 13.37	$ 27.35	$ 40.07
Weighted-average exercise price, vested (in dollars per share)	$ 13.37	$ 27.35
Weighted average remaining contractual term, outstanding (Year)	3 years 131 days	3 years 87 days
Weighted average remaining contractual term , vested (Year)	3 years 131 days	3 years 87 days
Intrinsic value, outstanding	$ 86,400	$ 12,300
Intrinsic value, vested	$ 86,400	$ 12,300